17. Commitments and Contingencies (Details Narrative) $ in Thousands	Dec. 31, 2015 USD ($)
Loss Contingencies [Line Items]
Federal Home Loan Bank advances outstanding	$ 67,750
Available credit at FHLB	61,000
Secured lines of available credit	7,000
Commercial and Residential Mortgage Loan [Member]
Loss Contingencies [Line Items]
Mortgage loans	159,674
Federal Home Loan Bank Advances [Member]
Loss Contingencies [Line Items]
Available-for-sale securities pledged as collateral	$ 2,639